Provisions - Current and non-current provisions (Details) - GBP (£)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018	Mar. 31, 2017
Disclosure of other provisions [line items]
Current	£ 316,000,000	£ 273,000,000	£ 273,000,000
Non-current	1,883,000,000	1,779,000,000	£ 1,779,000,000
Other provisions	2,199,000,000	2,052,000,000		£ 2,588,000,000
Unused amounts reversed	65,000,000	107,000,000
Utilised	209,000,000	268,000,000
Transferred to trade and other payables	3,000,000	115,000,000
Discontinued operations
Disclosure of other provisions [line items]
Unused amounts reversed	0	16,000,000
Utilised	£ 20,000,000	£ 77,000,000